Note 1. Operations and Summary of Significant Accounting Policies: Property and Equipment, Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Property and Equipment, Policy

G.        Property and Equipment – Property, machinery and equipment are stated at cost less accumulated depreciation.  Depreciation has been computed primarily by the straight-line method over the estimated useful lives of the assets.  Generally, useful lives are five to fifteen years.  Leasehold improvements are capitalized and amortized over the lesser of the term of the lease or the estimated useful life of the asset.  Depreciation expense amounted to $225,613 and $179,743 in 2015 and 2014, respectively.

Management has reviewed property and equipment for impairment when events and circumstances indicate that the assets might be impaired and the carrying values of those assets may not be recoverable.  During 2015, the Company determined the fair value of property and equipment was less than the carrying amount reflected on the balance sheet, and recorded a non-cash impairment charge of $304,936 to reduce the carrying value of these assets to their estimated fair value of $188,300.  Fair values of the property and equipment were estimated using a market approach, considering the estimated fair values of other comparable property and equipment (Level 3 inputs).

In May 2015 the Company lost their energy partner to develop their N-Viro FuelTM technology in the state of Pennsylvania.  Management intends to move the equipment related to this production technology to other states and find new partners to develop it, however their ability to do so and the ability to generate cash flows from this venture is uncertain as of December 31, 2015.  Additionally, their current operations in the state of Florida have resulted in declining revenues and negative cash flows from operations.  The declines in revenues and operating cash flows, the loss of their energy partner and the inability of the Company to generate sufficient operating cash flows have led to the impairment of property and equipment to fair value in the fourth quarter of 2015.